FINANCIAL INSTRUMENTS - Narrative (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	$ 8,444,892	$ 5,877,835
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	27,772,842	65,050,407
Accounts payable and accrued liabilities | Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	5,076,982	5,846,672
Financial guarantees | Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities	3,367,910
Loan payable | Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Financial liabilities		31,163
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	27,200,097	63,720,102
Restricted cash | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	516,755	776,551
Accounts receivable | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets		500,569
Shareholder's loan receivable | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 55,990	$ 53,185